Consolidated Statements of Operations and Comprehensive Loss (fuboTV Inc.) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Total revenue	$ 7,295		$ 4,271
Operating expenses:
General and administrative	20,203	1,037	13,793	6,746
Total operating expenses	25,423	6,195	43,156	14,963
Operating loss	(18,128)	(6,195)	(38,885)	(14,963)
Other expenses:
Gain on extinguishment of debt	(11,919)			1,852
Change in fair value of derivative liability	297	128	815	(91)
Total other income (expenses)	(39,253)	2,159	(4,514)	(243)
Loss before income taxes	(57,381)	(4,036)	(43,399)	(15,206)
Provision for income taxes	1,038	1,169	(5,272)	2,114
Net loss	(55,470)	(3,466)	(34,360)	(10,610)
fuboTV Inc. [Member]
Revenue:
Total revenue	51,047	28,616	146,530	74,820
Operating expenses:
Subscriber related expenses	58,001	43,495	201,448	98,894
Broadcasting and transmission	9,230	7,236	33,103	24,373
Sales and marketing	7,713	5,884	37,245	47,478
Technology and development	8,327	6,936	30,001	19,909
General and administrative	3,104	2,182	15,876	11,121
Depreciation and amortization	135	119	616	440
Total operating expenses	86,510	65,852	318,289	202,215
Operating loss	(35,463)	(37,236)	(171,759)	(127,395)
Other expenses:
Interest expense, net of interest income	493	647	2,035	2,445
Gain on extinguishment of debt		(102)	(102)	4,171
Change in fair value of derivative liability				(4,697)
Total other income (expenses)	493	545	1,933	1,919
Loss before income taxes	(35,956)	(37,781)	(173,692)	(129,314)
Provision for income taxes	2	2	9	(2)
Net loss	(35,958)	(37,783)	(173,701)	(129,312)
fuboTV Inc. [Member] | Subscription Revenue [Member]
Revenue:
Total revenue	46,388	26,627	133,303	70,112
fuboTV Inc. [Member] | Advertising Revenue [Member]
Revenue:
Total revenue	4,122	1,871	12,450	4,131
fuboTV Inc. [Member] | Other [Member]
Revenue:
Total revenue	$ 537	$ 118	$ 777	$ 577